Stock Based Compensation - Restricted Stock, Restricted Stock Units, and Service Stock Awards during Period (Details) - $ / shares		6 Months Ended	12 Months Ended
	Nov. 09, 2017	Jun. 30, 2018	Dec. 31, 2017
Restricted stock
Restricted Stock and Restricted Stock Units
Outstanding at beginning of period (shares)		105,666	0
Granted (shares))		114,360	105,666
Forfeited (shares)		0	0
Vested (shares)		0	0
Outstanding at end of period (shares)		220,026	105,666
Grant Date Fair Value
Outstanding at beginning of period (USD per share)		$ 7.95	$ 0.00
Granted (USD per share)		7.25	7.95
Forfeited (USD per share)		0.00	0.00
Vested (USD per share)		0.00	0.00
Outstanding at end of period (USD per share)		$ 7.59	$ 7.95
Restricted stock units
Restricted Stock and Restricted Stock Units
Outstanding at beginning of period (shares)		713,939	0
Granted (shares))	713,939	509,366	713,939
Forfeited (shares)		237,970	0
Vested (shares)		20,886	0
Outstanding at end of period (shares)		964,449	713,939
Grant Date Fair Value
Outstanding at beginning of period (USD per share)		$ 9.88	$ 0.00
Granted (USD per share)		6.61	9.88
Forfeited (USD per share)		9.88	0.00
Vested (USD per share)		8.30	0.00
Outstanding at end of period (USD per share)		$ 8.18	$ 9.88